Note 15 - Financial Instruments (Details) - Fair Value of Company’s Liabilities (Interest Rate Swap [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, current and long-term portion	$ 298,771	$ 1,017,748
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, current and long-term portion	$ 298,771	$ 1,017,748